Financial Instrument Risk Management - Equities by Issuer Country (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 173,735	$ 168,785
Other invested assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	9,113	6,631
Other invested assets | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,538	6,369
Other invested assets | Available- for-sale
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,575	262
Canada | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,363	3,079
Canada | Other invested assets | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,301	3,064
Canada | Other invested assets | Available- for-sale
Disclosure of detailed information about financial instruments [line items]
Financial assets	62	15
United States | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,415	1,194
United States | Other invested assets | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,010	1,046
United States | Other invested assets | Available- for-sale
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,405	148
United Kingdom | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	192	169
United Kingdom | Other invested assets | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	186	163
United Kingdom | Other invested assets | Available- for-sale
Disclosure of detailed information about financial instruments [line items]
Financial assets	6	6
Other countries | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,143	2,189
Other countries | Other invested assets | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,041	2,096
Other countries | Other invested assets | Available- for-sale
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 102	$ 93